PREPAIDS (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Prepaids	Prepaids consisted of the following at December 31:
	2019	2018
Prepaid inventory	$-	$14,806
Prepaid rent	-	21,328
Total Inventory	$-	$36,134